Prepayments to Suppliers, Net	12 Months Ended
Dec. 31, 2014
Prepayments to Suppliers, Net
(4)	PREPAYMENTS TO SUPPLIERS, NET

In order to secure a stable supply of silicon materials and other raw materials, the Group makes prepayments to certain suppliers. Prepayments which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheets.

The Group monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules. Management assesses the recoverability of prepayments by analyzing specific supplier accounts that have known or potential settlement or recoverability issues.

The Group recognized provisions / (reversal of provision) for doubtful recoveries of prepayments to suppliers, net of reversal, of US$8,435, US$3,185 and US$(274) during the years ended December 31, 2012, 2013 and 2014, respectively, which are included in general and administrative expenses in the Group’s consolidated statements of operations.